Share-based payments	12 Months Ended
Dec. 31, 2024
Share-based payment arrangements [Abstract]
Share-based payments
37. Share-based payments

The Group has several equity incentive arrangements under which share-based payments have been awarded to the Chief Executive Officer (“CEO”), the Senior Management Team and other employees of the Group, as well as to non-executive directors. The equity incentives primarily consist of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one ordinary share of the Company, as further described below.
The following table presents the share-based compensation expense recognized by the Group for the years ended December 31, 2024, 2023 and 2022.

		At December 31,
(€ thousands)		2024	2023	2022
CEO
CEO 2022-2024 PSUs	(a)	(452)	4,266	6,789
CEO IPO PSUs	(b)	—	840	840
Management
2024-2026 PSUs	(c)	557	—	—
2022-2024 PSUs	(d)	3,332	4,062	2,816
2023 RSUs	(e)	1,458	499	—
2022-2025 RSUs	(f)	1,216	1,456	1,046
Management IPO PSUs	(g)	—	1,300	1,297
Non-executive Directors
Non-Executive Directors’ Remuneration in Shares	(h)	759	795	791
Other share-based payments	(i)	1,602	6,562	—
Total		8,472	19,780	13,579

The following table summarizes the changes in the number of outstanding number awards under the Group’s equity incentive arrangements.

	CEO		Management
			PSUs		RSUs		IPO
	2022-2024 PSUs	IPO PSUs	2024-2026 PSUs	2022-2024 PSUs	2023 RSUs	2022-2025 RSUs	Management IPO PSUs
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
Outstanding awards at December 31, 2022	2,520,000	600,000	—	1,366,050	—	585,450	880,000
Granted	—	—	—	114,800	170,000	49,200	—
Forfeited	(252,000)	—	—	—	—	—	—
Vested(1)	(588,000)	(600,000)	—	—	—	—	(880,000)
Outstanding awards at December 31, 2023	1,680,000	—	—	1,480,850	170,000	634,650	—
Granted	—	—	518,350	—	17,000	—	—
Forfeited	(252,000)	—	(21,450)	(95,200)	—	(54,600)	—
Vested(1)	(588,000)	—	—	—	(127,000)	—	—
Outstanding awards at December 31, 2024	840,000(2)	—	496,900	1,385,650(3)	60,000	580,050	—
______________________
(1)The shares delivered or to be delivered as a result of vesting of the awards have been or will be provided from treasury shares held by the Company.
(2)On March 26, 2025, the Board determined the level of achievement of the performance conditions under the CEO 2022-2024 PSUs in 2024. As a result of such determination, 368,943 Ordinary Shares vested and will be delivered to Gildo Zegna in due course, and there are no remaining awards outstanding.
(3)On March 26, 2025, the Board determined the level of achievement of the performance conditions under the 2022-2024 PSUs in 2024. As a result of such determination, 1,140,546 Ordinary Shares vested and will be delivered to the recipients in due course, and there are no remaining awards outstanding.
The following table summarizes the fair value for accounting purposes of the share-based payment awards at the respective grant dates and the key valuation assumptions used.

	CEO		Management
			PSUs		RSUs		IPO
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
	2022-2024 PSUs	IPO PSUs	2024-2026 PSUs	2022-2024 PSUs	2023 RSUs	2022-2025 RSUs	Management IPO PSUs
Fair value	€7.43 - €9.13	€5.77 - €6.93	€3.04 - €6.79	€8.68 - €11.52	€10.25 - €12.95	€8.62 - €11.40	€6.18 - €7.35

Grant date share price	€7.43 - €9.13	$10.48	$7.67	$9.71 - $12.68	€10.30 - €12.95	$9.71 - $12.68	$10.48
Expected volatility(1)	30.00% - 40.00%	30.00%	41.77%	35.00% - 37.50%			30.00%
Dividend yield	0.00%	0.00%	1.62%	0.90% - 1.24%	0.80% - 1.17%	0.90% - 1.24%	0.00%
Risk-free rate	0.00%	0.73%	4.13%	1.96% - 4.86%	4.93% - 5.46%	2.07% - 4.05%	0.73%
______________________
(1)Based on the historical and implied volatility of a group of comparable companies

(a)CEO 2022-2024 PSUs

In 2021 and as amended in 2021 and 2022, the Company granted the CEO up to a maximum of 2,520,000 PSUs, (the “CEO 2022-2024 PSUs”) that vest in three tranches in 2023, 2024 and 2025 according to the achievement of defined targets based on the Group’s Adjusted EBIT and the change in the adjusted net financial indebtedness/(cash surplus) (as defined in the related agreement) compared to the previous year for the performance periods 2022, 2023 and 2024, and the CEO’s continued service to the Group at the date of vesting. Each of the performance targets will be settled independently of the other targets and the total number of shares to be assigned upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain ESG indicators over the performance period. At December 31, 2023 and 2022, unrecognized compensation expense relating to the CEO 2022-2024 PSUs amounted to €1,842 thousand and €6,108 thousand, respectively (nil at December 31, 2024).

(b)CEO IPO PSUs

In 2021, the Company granted 600,000 PSUs to the CEO in connection with the Company’s public listing (the “CEO IPO PSUs”), of which:

•240,000 CEO IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, and (ii) a Company share price of at least $11.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and
•360,000 CEO IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the CEO’s continued service with the Company from the award grant date until December 31, 2023.

(c)2024-2026 PSUs

In 2024 the Company awarded 518,350 PSUs (“2024-2026 PSUs”) to the Senior Management Team (excluding the CEO) and certain other employees of the Group, which vest in 2026 based on the achievement of targets relating to: (i) the cumulated revenues and cumulated Adjusted EBIT achieved over the performance period from 2024 to 2026, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2026 compared to the end of 2023, (iii) the total shareholder return (“TSR”) achieved over the performance period from 2024 to 2026, as well as the recipient’s continued service to the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period. At December 31, 2024, unrecognized compensation expense relating to the 2024-2026 PSUs amounted to €1,684 thousand and is expected to be recognized over the remaining vesting period.
(d)2022-2024 PSUs
In 2022, the Company granted to the Senior Management Team (excluding the CEO) and certain other employees of the Group a target number of 1,417,150 PSUs (the “2022-2024 PSUs”) that all vest in 2025 based on the achievement of defined targets related to Adjusted EBIT and the change in the adjusted net financial indebtedness/(cash surplus) compared to the previous year for the performance periods 2022, 2023 and 2024, and the recipient’s continued service to the Group at the date of vesting. Additional awards were subsequently granted under this plan. Each of the performance targets will be settled independently of the other targets and the total number of shares to be assigned upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period. In case of over- or underachievement of the targets and/or the multiplier, the number of awards that vest will be adjusted according to predefined parameters.
(e)2023 RSUs
In October 2023, the Company granted 170,000 RSUs (“2023 RSUs”) to the Senior Management Team, of which:
•80,000 RSUs vested in two equal installments on April 10, 2024 and December 10, 2024 following the continued service of the recipients through the vesting periods, and
•90,000 RSUs vest in three equal installments on December 10, 2024 (vested), December 10, 2025, and December 10, 2026, subject to the continued service of the recipients through the vesting periods.

In July 2024, the Company granted an additional 17,000 RSUs to the Senior Management Team and the awards vested on December 10, 2024 following the continued service of the recipients through the vesting period.
At December 31, 2024, unrecognized compensation expense relating to the 2023 RSUs amounted to €395 thousand and is expected to be recognized over the remaining vesting periods through 2026
(f)2022-2025 RSUs
In 2022, the Company granted to the Senior Management Team (excluding the CEO) and certain other employees of the Group up to a maximum of 607,350 RSUs (the “2022-2025 RSUs”) that vest in 2026 based on the recipient’s continued service with the Group. Additional awards were subsequently granted under this plan. At December 31, 2024, unrecognized compensation expense relating to the 2022-2025 RSUs amounted to €1,437 thousand and is expected to be recognized over the remaining vesting period through 2025.
(g)Management IPO PSUs

In 2021, the Company granted 900,000 PSUs to the directors of the Group (excluding the CEO), key executives with strategic responsibilities and other employees of the Group in connection with the Company’s public listing (the “Management IPO PSUs”), of which:
•450,000 Management IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021 and, (ii) a Company share price of at least $11.50 for ten consecutive trading days following the public listing and before December 31, 2023, and
•450,000 Management IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the recipient’s continued employment with the Company from the award grant date until December 31, 2023.

(h)Non-Executive Directors Remuneration in Shares

Under the Group’s remuneration policy, non-executive directors will receive 50% of their annual base remuneration in cash and 50% in the Company’s ordinary shares (“Non-Executive Directors’ Remuneration in Shares”). The number of ordinary shares in the Company to be assigned to the non-executive directors is determined based on the closing share price of the Company’s ordinary shares on the last trading date of the month preceding the grant date. If a non-executive director ceases to be employed by the Group within a given year, the shares will vest on a pro-rata basis until the date on which the non-executive director provided their services. A total of 71,620 and 76,400 ordinary shares of the Company were earned by the non-executive directors for 50% of their annual base remuneration for services provided in 2024 and 2023, and will be delivered to the recipients two years following the grant date, which for the 2024 and 2023 remuneration was in January.
(i)Other share-based payments

In 2023, the Group modified the contractual terms of an agreement in order to entitle the Senior Management Team to settle a portion of a bonus in ordinary shares in 2024 equal to a value of $7,500 thousand. As a result, the compensation that was settled in ordinary shares was accounted for as equity-settled share-based compensation and measured at the fair value of the related compensation, with an offsetting increase to equity of €6,562 thousand. In 2024, an additional bonus was awarded, of which one third will be paid in ordinary shares expected to be delivered in 2027. As a result, the Group recognized equity-settled share base compensation (measured at the fair value) of €1,602 thousand in 2024 and an offsetting increase to equity.

The CEO is entitled to share purchase rights, under which the CEO may purchase ordinary shares of the Company at a rate based on a multiplier of EBIT, for a maximum amount corresponding to his base salary, net of personal income tax, plus short-term variable cash compensation for the previous year (the “CEO Remuneration in Shares”). The annual right vests each year and can be exercised directly by the CEO within 12 months after the end of each year. In June 2022, as a result of the exercise of the share purchase rights, 459,086 ordinary shares, which were previously held in treasury, were delivered to the CEO for an aggregate purchase price of €3,390 thousand. In June 2023, as a result of the exercise of the share purchase rights, 468,450 ordinary shares, which were previously held in treasury, were delivered to the CEO for an aggregate purchase price of €3,654 thousand. The CEO did not exercise this right in 2024 in relation to 2023 remuneration.